Income Taxes (Reconciliatoin Of The Unrecognized Tax Benefits Rollforward) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of the beginning and ending balance of unrecognized tax benefits
Beginning Balance	$ 4,376	$ 3,649
Additions for current year tax positions	341	727
Ending Balance	$ 4,717	$ 4,376